Other long-term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
DSU liabilities	$ 14,012	$ 24,096
Derivative financial instrument	5,402	0
Long-term contract liabilities	1,836	19,027
Other	1,357	1,588
Other long term obligations	$ 22,607	$ 44,711